LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease, Cost	$ 7,993	$ 8,095	$ 7,773
Finance Lease, Right-of-Use Asset, Amortization	101	110	110
Finance Lease, Interest Expense	52	58	62
Variable Lease, Cost	3,119	3,109	3,107
Total operating lease cost	$ 11,265	$ 11,372	$ 11,052